Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Corporate Bonds (51.1%)	Shares/ Par +	Value $ (000’s)

Basic Materials (1.5%)
Anglo American Capital PLC
3.750%, 4/10/22 144A	315,000	307
4.125%, 9/27/22 144A	295,000	291
CNAC HK Finbridge Co., Ltd.
3.000%, 7/19/20 §	390,000	389
4.125%, 3/14/21 §	360,000	362
DowDuPont, Inc. 3.766%, 11/15/20	520,000	521
Equate Petrochemical BV 3.000%, 3/3/22	400,000	384
International Flavors & Fragrances, Inc. 3.400%, 9/25/20	195,000	196
LyondellBasell Industries NV 6.000%, 11/15/21	790,000	818
POSCO 2.375%, 11/12/22 144A	810,000	812
Southern Copper Corp. 5.375%, 4/16/20	245,000	244
Syngenta Finance NV
3.698%, 4/24/20 144A	435,000	434
3.933%, 4/23/21 144A	265,000	250

Total		5,008

Communications (3.4%)
Axiata SPV2 Bhd 3.466%, 11/19/20 §	400,000	400
Baidu, Inc.
2.875%, 7/6/22	405,000	405
3.500%, 11/28/22	345,000	350
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.579%, 7/23/20	630,000	628
4.464%, 7/23/22 ß	1,652,000	1,706
4.908%, 7/23/25 ß	995,000	1,072
Comcast Corp.
3.100%, 4/1/25	125,000	132
3.700%, 4/15/24	460,000	494
Crown Castle Towers LLC 3.720%, 7/15/43 144A	300,000	302
eBay, Inc. 2.150%, 6/5/20	375,000	375
Fox Corp.
3.050%, 4/7/25	90,000	90
3.666%, 1/25/22	420,000	429
4.030%, 1/25/24	145,000	151
The Interpublic Group of Companies, Inc. 3.500%, 10/1/20	140,000	138
JD.com, Inc. 3.125%, 4/29/21	1,195,000	1,197
Neptune Finco Corp. 10.875%, 10/15/25 144A	337,000	363
The Priceline Group, Inc. 2.750%, 3/15/23	150,000	147
Sky PLC 3.750%, 9/16/24 144A	310,000	328

Corporate Bonds (51.1%)	Shares/ Par +	Value $ (000’s)

Communications continued
Telefonica Emisiones SAU 5.134%, 4/27/20	260,000	260
Verizon Communications, Inc.
2.625%, 8/15/26	155,000	160
2.946%, 3/15/22	325,000	332
3.000%, 3/22/27	75,000	79
3.376%, 2/15/25	230,000	247
5.150%, 9/15/23	350,000	389
Vodafone Group PLC 3.750%, 1/16/24	325,000	338
The Walt Disney Co. 3.350%, 3/24/25	740,000	807
WPP Finance 2010 3.625%, 9/7/22	140,000	139

Total		11,458

Consumer, Cyclical (5.8%)
American Airlines Pass Through Trust, Series 2017-2, Class B 3.700%, 4/15/27	326,611	279
AutoZone, Inc. 3.625%, 4/15/25	235,000	238
BMW US Capital LLC
2.207%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21 144A	390,000	375
2.258%, (ICE LIBOR USD 3 Month plus 0.410%), 4/12/21 144A	525,000	509
D.R. Horton, Inc. 2.550%, 12/1/20	240,000	237
Daimler Finance North America LLC
1.750%, 3/10/23 144A	815,000	767
2.300%, 2/12/21 144A	705,000	687
3.100%, 5/4/20 144A	290,000	289
Dollar Tree, Inc.
2.536%, (ICE LIBOR USD 3 Month plus 0.700%), 4/17/20	195,000	195
Ford Motor Credit Co. LLC
2.134%, (ICE LIBOR USD 3 Month plus 0.930%), 9/24/20	925,000	879
3.087%, 1/9/23	530,000	477
3.350%, 11/1/22	620,000	570
3.470%, 4/5/21	200,000	192
3.813%, 10/12/21	220,000	210
5.875%, 8/2/21	200,000	196
General Motors Co. 4.875%, 10/2/23	330,000	294
General Motors Financial Co., Inc.
2.728%, (ICE LIBOR USD 3 Month plus 0.850%), 4/9/21	350,000	315
2.900%, 2/26/25	845,000	730
3.200%, 7/13/20	740,000	738
3.200%, 7/6/21	255,000	243
4.200%, 3/1/21	50,000	48
Harley-Davidson Financial Services, Inc.
2.196%, (ICE LIBOR USD 3 Month plus 0.500%), 5/21/20 144A	375,000	374

Short-Term Bond Portfolio

Corporate Bonds (51.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
2.520%, (ICE LIBOR USD 3 Month plus 0.940%), 3/2/21 144A	470,000	470
2.550%, 6/9/22 144A	170,000	163
4.050%, 2/4/22 144A	560,000	547
Hasbro, Inc.
2.600%, 11/19/22	395,000	390
3.000%, 11/19/24	525,000	537
Hyundai Capital America
2.375%, 2/10/23 144A	865,000	815
2.450%, 6/15/21 144A	325,000	321
2.850%, 11/1/22 144A	228,000	223
3.000%, 6/20/22 144A	470,000	457
3.950%, 2/1/22 144A	245,000	247
McDonald’s Corp.
1.450%, 9/1/25	270,000	257
3.300%, 7/1/25	155,000	160
3.350%, 4/1/23	305,000	315
NIKE, Inc. 2.400%, 3/27/25	210,000	218
Nissan Motor Acceptance Corp. 3.650%, 9/21/21 144A	405,000	397
O’Reilly Automotive, Inc. 3.800%, 9/1/22	195,000	196
PACCAR Financial Corp. 3.100%, 5/10/21	585,000	588
Panasonic Corp. 2.536%, 7/19/22 144A	335,000	330
QVC, Inc. 5.125%, 7/2/22	765,000	642
Starbucks Corp. 2.700%, 6/15/22	205,000	210
Target Corp. 2.250%, 4/15/25	275,000	279
The TJX Cos., Inc. 3.500%, 4/15/25	735,000	752
Toyota Industries Corp. 3.110%, 3/12/22 144A	435,000	440
Toyota Motor Credit Corp. 2.650%, 4/12/22	875,000	883
United Airlines Pass Through Trust, Series 2019-2, Class B 3.500%, 11/1/29	180,000	151
Volkswagen Group of America Finance LLC
2.500%, 9/24/21 144A	200,000	195
2.700%, 9/26/22 144A	290,000	280
3.875%, 11/13/20 144A	465,000	463
Walgreen Co. 3.100%, 9/15/22	195,000	195

Total		19,963

Consumer, Non-cyclical (9.1%)
AbbVie, Inc.
2.300%, 5/14/21	375,000	374
2.600%, 11/21/24 144A ß	1,250,000	1,270
2.900%, 11/6/22	775,000	784
3.200%, 11/6/22	85,000	87
Actavis Funding SCS 3.450%, 3/15/22	265,000	275
Allergan Finance LLC 3.250%, 10/1/22	80,000	80

Corporate Bonds (51.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Altria Group, Inc.
3.490%, 2/14/22	490,000	495
3.800%, 2/14/24	620,000	628
AmerisourceBergen Corp. 3.500%, 11/15/21	305,000	307
Anthem, Inc. 2.500%, 11/21/20	105,000	105
Archer-Daniels-Midland Co. 2.750%, 3/27/25	240,000	245
BAT Capital Corp. 2.764%, 8/15/22 ß	1,555,000	1,531
Baxalta, Inc. 3.600%, 6/23/22	125,000	128
Baxter International, Inc. 3.750%, 10/1/25 144A	425,000	452
Bayer US Finance II LLC
1.846%, (ICE LIBOR USD 3 Month plus 0.630%), 6/25/21 144A	580,000	561
3.500%, 6/25/21 144A	310,000	311
Becton Dickinson and Co. 2.894%, 6/6/22 ß	1,202,000	1,203
Biogen, Inc. 2.900%, 9/15/20	230,000	231
Bristol-Myers Squibb Co.
2.600%, 5/16/22 144A	210,000	214
2.750%, 2/15/23 144A	300,000	310
2.875%, 8/15/20 144A	567,000	569
2.875%, 2/19/21 144A	548,000	559
2.900%, 7/26/24 144A	420,000	445
3.250%, 2/20/23 144A	95,000	100
3.550%, 8/15/22 144A	300,000	316
3.625%, 5/15/24 144A	80,000	85
Bunge, Ltd. Finance Corp.
3.000%, 9/25/22 ß	1,240,000	1,225
3.500%, 11/24/20 ß	1,210,000	1,220
4.350%, 3/15/24	55,000	57
Cardinal Health, Inc.
2.616%, 6/15/22	50,000	50
3.079%, 6/15/24	310,000	307
3.200%, 3/15/23	395,000	397
3.500%, 11/15/24	525,000	535
Cigna Corp.
1.493%, (ICE LIBOR USD 3 Month plus 0.650%), 9/17/21	315,000	303
3.000%, 7/15/23 144A	320,000	327
3.400%, 9/17/21	175,000	178
3.750%, 7/15/23	329,000	339
3.900%, 2/15/22 144A	250,000	256
4.125%, 9/15/20 144A	325,000	327
Conagra Brands, Inc.
2.552%, (ICE LIBOR USD 3 Month plus 0.750%), 10/22/20	113,000	112
CVS Health Corp.
1.719%, (ICE LIBOR USD 3 Month plus 0.720%), 3/9/21	320,000	313
2.625%, 8/15/24	150,000	150
3.350%, 3/9/21	510,000	513
3.700%, 3/9/23 ß	1,075,000	1,119
EMD Finance LLC 2.950%, 3/19/22 144A	190,000	193

Short-Term Bond Portfolio

Corporate Bonds (51.1%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Equifax, Inc. 2.300%, 6/1/21	465,000	452
2.562%, (ICE LIBOR USD 3 Month plus 0.870%), 8/15/21	285,000	278
3.600%, 8/15/21	275,000	274
Express Scripts Holding Co.
2.330%, (ICE LIBOR USD 3 Month plus 0.750%), 11/30/20	750,000	743
General Mills, Inc.
2.383%, (ICE LIBOR USD 3 Month plus 0.540%), 4/16/21	465,000	453
Global Payments, Inc. 2.650%, 2/15/25	345,000	342
Humana, Inc.
2.900%, 12/15/22	80,000	80
3.150%, 12/1/22	150,000	150
3.850%, 10/1/24	30,000	30
4.500%, 4/1/25	565,000	589
Imperial Brands Finance PLC
2.950%, 7/21/20 144A	945,000	943
3.750%, 7/21/22 144A	805,000	805
Keurig Dr. Pepper, Inc. 3.551%, 5/25/21	465,000	470
Kraft Foods Group, Inc. 3.500%, 6/6/22	460,000	457
McKesson Corp. 3.650%, 11/30/20	650,000	655
Moody’s Corp. 3.750%, 3/24/25	505,000	530
PepsiCo, Inc. 2.250%, 3/19/25	555,000	576
Pernod-Ricard SA 4.450%, 1/15/22 144A	535,000	550
Perrigo Finance Unlimited Co.
3.500%, 12/15/21	400,000	413
3.900%, 12/15/24	865,000	849
RELX Capital, Inc. 3.500%, 3/16/23	270,000	281
Reynolds American, Inc. 3.250%, 6/12/20	145,000	145
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	55,000	56
Takeda Pharmaceutical Co., Ltd. 4.000%, 11/26/21	780,000	790
Thermo Fisher Scientific, Inc. 4.133%, 3/25/25	180,000	193
Tyson Foods, Inc. 2.250%, 8/23/21	280,000	282

Total		30,972

Diversified (0.5%)
CK Hutchison International 17 II, Ltd. 2.750%, 3/29/23	650,000	664
Shanghai Electric Group Global Investment, Ltd. 2.650%, 11/21/24	1,000,000	1,016

Total		1,680

Corporate Bonds (51.1%)	Shares/ Par +	Value $ (000’s)

Electric Utilities (0.5%)
Saudi Electricity Global Sukuk Co. - 2 3.473%, 4/8/23	800,000	796
Sinosing Services Pte, Ltd. 2.250%, 2/20/25	1,000,000	990

Total		1,786

Energy (4.7%)
Aker BP ASA 3.000%, 1/15/25 144A	445,000	353
Cenovus Energy, Inc. 3.000%, 8/15/22	550,000	392
Columbia Pipeline Group, Inc. 3.300%, 6/1/20	535,000	533
Diamondback Energy, Inc. 2.875%, 12/1/24	830,000	580
Energy Transfer Operating LP
2.900%, 5/15/25	115,000	97
4.250%, 3/15/23	310,000	278
5.875%, 1/15/24	1,054,000	995
Energy Transfer Partners LP 3.600%, 2/1/23	175,000	156
Eni SpA 4.000%, 9/12/23 144A	200,000	194
Enterprise Products Operating LLC
2.800%, 2/15/21	480,000	479
3.500%, 2/1/22	500,000	493
EOG Resources, Inc. 2.625%, 3/15/23	140,000	137
EQT Corp.
3.000%, 10/1/22	1,020,000	852
4.875%, 11/15/21	128,000	104
Exxon Mobil Corp.
1.371%, (ICE LIBOR USD 3 Month plus 0.370%), 3/6/22 ß	1,110,000	1,045
2.992%, 3/19/25	845,000	890
Marathon Oil Corp. 2.800%, 11/1/22	855,000	654
MPLX LP
1.899%, (ICE LIBOR USD 3 Month plus 0.900%), 9/9/21	120,000	113
2.099%, (ICE LIBOR USD 3 Month plus 1.100%), 9/9/22	380,000	354
Occidental Petroleum Corp.
2.600%, 8/13/21	430,000	344
2.700%, 8/15/22	830,000	591
Phillips 66
2.247%, (ICE LIBOR USD 3 Month plus 0.600%), 2/26/21	335,000	313
Plains All American Pipeline LP / PAA Finance Corp.
5.000%, 2/1/21	220,000	215
Reliance Holdings USA, Inc. 5.400%, 2/14/22	800,000	814
Sabine Pass Liquefaction LLC
5.625%, 2/1/21 ß	1,320,000	1,299
6.250%, 3/15/22 ß	1,115,000	1,082
Saudi Arabian Oil Co. 2.750%, 4/16/22 144A	805,000	789
Schlumberger Holdings Corp. 3.750%, 5/1/24 144A	295,000	279

Short-Term Bond Portfolio

Corporate Bonds (51.1%)	Shares/ Par +	Value $ (000’s)

Energy continued
Western Midstream Operating LP 4.000%, 7/1/22	800,000	519
The Williams Cos., Inc. 3.700%, 1/15/23	979,000	905
Williams Partners LP 3.350%, 8/15/22	95,000	91

Total		15,940

Financial (16.0%)
ABN AMRO Bank NV
2.208%, (ICE LIBOR USD 3 Month plus 0.570%), 8/27/21 144A	760,000	739
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.950%, 2/1/22	475,000	414
4.450%, 12/16/21	605,000	539
4.625%, 10/30/20	300,000	291
AIA Group, Ltd.
1.636%, (ICE LIBOR USD 3 Month plus 0.520%), 9/20/21 144A	765,000	758
AIG Global Funding 3.350%, 6/25/21 144A	365,000	368
Air Lease Corp.
2.250%, 1/15/23	360,000	301
2.500%, 3/1/21	135,000	124
3.500%, 1/15/22	265,000	241
American Express Co. 3.000%, 2/22/21	520,000	523
American International Group, Inc.
4.875%, 6/1/22	335,000	346
6.400%, 12/15/20	175,000	180
Aon Corp.
2.200%, 11/15/22	180,000	179
5.000%, 9/30/20	60,000	61
Aon PLC 2.800%, 3/15/21	570,000	570
Avolon Holdings Funding, Ltd.
2.875%, 2/15/25 144A	435,000	337
3.625%, 5/1/22 144A	670,000	594
3.950%, 7/1/24 144A	130,000	109
Banco del Estado de Chile 2.704%, 1/9/25 144A	260,000	242
Banco Santander Chile 2.500%, 12/15/20 144A	860,000	854
Banco Santander Mexico SA Institucion De Banca Multiple Grupo Financiero Santander Mexico 4.125%, 11/9/22	775,000	751
Banco Santander SA
2.968%, (ICE LIBOR USD 3 Month plus 1.120%), 4/12/23	400,000	384
Bank of America Corp.
1.866%, (ICE LIBOR USD 3 Month plus 0.650%), 6/25/22	410,000	400
2.186%, (ICE LIBOR USD 3 Month plus 0.380%), 1/23/22	395,000	379
2.503%, 10/21/22	280,000	281
2.625%, 4/19/21	315,000	317
2.979%, (ICE LIBOR USD 3 Month plus 1.160%), 1/20/23	665,000	636

Corporate Bonds (51.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
Bank of Montreal
2.308%, (ICE LIBOR USD 3 Month plus 0.460%), 4/13/21	430,000	417
Banque Federative du Credit Mutuel SA 2.125%, 11/21/22 144A	630,000	585
Barclays Bank PLC 2.650%, 1/11/21	445,000	444
Barclays PLC
3.459%, (ICE LIBOR USD 3 Month plus 1.625%), 1/10/23	290,000	279
BB&T Corp. 2.150%, 2/1/21	550,000	549
BDO Unibank, Inc. 2.950%, 3/6/23	800,000	792
Bohai Capital Holding Co., Ltd. 3.625%, 3/15/21 144A	690,000	654
BPCE SA
2.903%, (ICE LIBOR USD 3 Month plus 1.220%), 5/22/22 144A	280,000	269
Brixmor Operating Partnership LP 3.875%, 8/15/22	80,000	77
Capital One Financial Corp.
2.400%, 10/30/20	300,000	299
2.500%, 5/12/20	170,000	170
3.200%, 1/30/23	345,000	341
3.500%, 6/15/23	245,000	244
3.900%, 1/29/24	240,000	241
Capital One NA
2.150%, 9/6/22	535,000	522
2.250%, 9/13/21	330,000	324
The Charles Schwab Corp.
2.016%, (ICE LIBOR USD 3 Month plus 0.320%), 5/21/21	470,000	461
4.200%, 3/24/25	525,000	554
Citibank NA 2.125%, 10/20/20	405,000	405
2.844%, (ICE LIBOR USD 3 Month plus 0.596%), 5/20/22	620,000	621
Citigroup, Inc.
2.312%, (US SOFR plus 0.867%), 11/4/22	575,000	572
2.700%, 3/30/21	35,000	35
2.900%, 12/8/21	675,000	681
Citizens Bank NA
2.250%, 10/30/20	250,000	251
2.550%, 5/13/21	250,000	250
3.250%, 2/14/22	290,000	294
Citizens Financial Group, Inc. 2.375%, 7/28/21	35,000	35
Cooperatieve Rabobank UA 3.950%, 11/9/22	645,000	649
Credit Agricole SA
2.821%, (ICE LIBOR USD 3 Month plus 1.020%), 4/24/23 144A	315,000	299
The Credit Mutuel-CM11 Group 2.200%, 7/20/20 144A	435,000	434
Credit Suisse AG 2.100%, 11/12/21	635,000	632
Crown Castle International Corp.
2.250%, 9/1/21	195,000	192
3.400%, 2/15/21	385,000	388

Short-Term Bond Portfolio

Corporate Bonds (51.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
5.250%, 1/15/23	160,000	170
Danske Bank A/S
3.001%, (ICE LIBOR USD 3 Month plus 1.249%), 9/20/22 144A	725,000	718
5.000%, 1/12/22 144A	465,000	476
Deutsche Bank AG 2.950%, 8/20/20	420,000	416
3.041%, (ICE LIBOR USD 3 Month plus 1.290%), 2/4/21	405,000	390
3.150%, 1/22/21	530,000	518
3.375%, 5/12/21	100,000	95
Discover Bank
3.100%, 6/4/20 ß	1,025,000	1,023
3.200%, 8/9/21	470,000	468
7.000%, 4/15/20 ß	1,000,000	1,001
Essex Portfolio LP 3.625%, 8/15/22	25,000	25
First Niagara Financial Group, Inc. 7.250%, 12/15/21	245,000	262
GE Capital International Funding Co. Unlimited Co. 2.342%, 11/15/20	1,920,000	1,909
The Goldman Sachs Group, Inc.
2.557%, (ICE LIBOR USD 3 Month plus 0.780%), 10/31/22	330,000	318
2.904%, (ICE LIBOR USD 3 Month plus 1.110%), 4/26/22	520,000	506
5.750%, 1/24/22	825,000	875
Highwoods Realty LP 3.625%, 1/15/23	740,000	737
HSBC Holdings PLC
1.434%, (ICE LIBOR USD 3 Month plus 0.650%), 9/11/21	320,000	313
2.292%, (ICE LIBOR USD 3 Month plus 0.600%), 5/18/21	545,000	534
ING Groep NV
3.111%, (ICE LIBOR USD 3 Month plus 1.150%), 3/29/22	335,000	323
JPMorgan Chase & Co. 4.250%, 10/15/20	200,000	202
KeyBank NA 1.250%, 3/10/23	580,000	568
Lincoln National Corp. 4.000%, 9/1/23	130,000	130
Marsh & McLennan Cos., Inc.
3.500%, 12/29/20	370,000	373
3.875%, 3/15/24	345,000	361
Mitsubishi UFJ Financial Group, Inc.
2.444%, (ICE LIBOR USD 3 Month plus 0.650%), 7/26/21	193,000	185
2.599%, (ICE LIBOR USD 3 Month plus 0.920%), 2/22/22	390,000	352
2.654%, (ICE LIBOR USD 3 Month plus 0.860%), 7/26/23	320,000	294
3.218%, 3/7/22	535,000	542
Morgan Stanley
2.750%, 5/19/22	485,000	490
5.500%, 7/24/20	235,000	237
New York Life Global Funding
2.057%, (ICE LIBOR USD 3 Month plus 0.320%), 8/6/21 144A	585,000	569

Corporate Bonds (51.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
Park Aerospace Holdings, Ltd. 5.250%, 8/15/22 144A	375,000	339
PNC Bank NA
2.450%, 11/5/20	425,000	426
2.450%, 7/28/22	325,000	324
Regions Bank
2.207%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21	250,000	243
2.289%, (ICE LIBOR USD 3 Month plus 0.380%), 4/1/21	650,000	636
3.374%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21	895,000	896
Reinsurance Group of America, Inc. 5.000%, 6/1/21	60,000	62
Santander UK Group Holdings PLC 2.875%, 10/16/20	145,000	145
Santander UK PLC
2.100%, 1/13/23	565,000	548
2.125%, 11/3/20	430,000	428
SBA Tower Trust 2.836%, 1/15/25 144A	440,000	425
Standard Chartered PLC
2.744%, (ICE LIBOR USD 3 Month plus 1.200%), 9/10/22 144A	385,000	381
2.969%, (ICE LIBOR USD 3 Month plus 1.150%), 1/20/23 144A	435,000	420
State Street Corp.
2.825%, (US SOFR plus 2.690%), 3/30/23 144A	160,000	161
SunTrust Bank 2.800%, 5/17/22	480,000	486
Svenska Handelsbanken AB 3.350%, 5/24/21	525,000	531
Swedbank AB 2.650%, 3/10/21 144A	980,000	979
Synchrony Bank 3.000%, 6/15/22	250,000	248
Synchrony Financial 2.850%, 7/25/22 ß	1,541,000	1,468
The Toronto-Dominion Bank
2.034%, (ICE LIBOR USD 3 Month plus 0.240%), 1/25/21	755,000	734
Trininty Acquisition PLC 3.500%, 9/15/21	315,000	304
Truist Bank 1.250%, 3/9/23 ß	1,195,000	1,158
U.S. Bank NA
2.114%, (ICE LIBOR USD 3 Month plus 0.320%), 4/26/21	720,000	709
UBS Group Funding AG
2.903%, (ICE LIBOR USD 3 Month plus 1.220%), 5/23/23 144A	415,000	388
UBS Group Funding Jersey, Ltd.
2.950%, 9/24/20 144A	255,000	255
3.000%, 4/15/21 144A	385,000	386
Ventas Realty LP 3.100%, 1/15/23	82,000	80
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.250%, 10/5/20 144A	240,000	238

Short-Term Bond Portfolio

Corporate Bonds (51.1%)	Shares/ Par +	Value $ (000’s)

Financial continued
Wells Fargo & Co.
2.550%, 12/7/20	45,000	45
3.500%, 3/8/22	330,000	336
Wells Fargo Bank NA
2.082%, (ICE LIBOR USD 3 Month plus 0.650%), 9/9/22	490,000	488
3.325%, (ICE LIBOR USD 3 Month plus 0.490%), 7/23/21	920,000	922

Total		54,447

Industrial (4.2%)
3M Co. 2.650%, 4/15/25	100,000	104
Amphenol Corp. 2.050%, 3/1/25	405,000	383
Avnet, Inc. 3.750%, 12/1/21	405,000	413
Boral Finance, Ltd. 3.000%, 11/1/22 144A	65,000	66
Carrier Global Corp. 2.242%, 2/15/25 144A	835,000	815
Caterpillar Financial Services Corp.
1.279%, (ICE LIBOR USD 3 Month plus 0.280%), 9/7/21	285,000	274
2.950%, 2/26/22	495,000	504
CNH Industrial Capital LLC
3.875%, 10/15/21	460,000	458
4.375%, 11/6/20	895,000	887
DAE Funding LLC
4.000%, 8/1/20 144A	360,000	353
5.250%, 11/15/21 144A	305,000	278
Deere & Co. 2.750%, 4/15/25	195,000	202
Eastern Creation II Investment Holdings, Ltd. 2.750%, 9/26/20 §	645,000	644
GATX Corp. 3.900%, 3/30/23	240,000	249
General Electric Co.
2.700%, 10/9/22	482,000	474
3.150%, 9/7/22	249,000	252
3.450%, 5/15/24	240,000	237
4.650%, 10/17/21	280,000	285
5.300%, 2/11/21	60,000	61
Honeywell International, Inc. 2.300%, 8/15/24	335,000	333
Jabil Circuit, Inc. 5.625%, 12/15/20	240,000	240
John Deere Capital Corp. 1.200%, 4/6/23	215,000	210
Martin Marietta Materials, Inc.
2.333%, (ICE LIBOR USD 3 Month plus 0.650%), 5/22/20	150,000	149
Northrop Grumman Corp. 2.550%, 10/15/22	345,000	345
Otis Worldwide Corp. 2.056%, 4/5/25 144A	485,000	474
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.200%, 7/15/20 144A	795,000	791
3.300%, 4/1/21 144A	90,000	90
3.650%, 7/29/21 144A	180,000	182

Corporate Bonds (51.1%)	Shares/ Par +	Value $ (000’s)

Industrial continued
Republic Services, Inc. 2.500%, 8/15/24	375,000	378
Roper Technologies, Inc.
2.350%, 9/15/24	165,000	160
3.000%, 12/15/20	785,000	785
3.125%, 11/15/22	660,000	648
3.650%, 9/15/23	125,000	129
SMBC Aviation Capital Finance DAC
3.550%, 4/15/24 144A	200,000	213
4.125%, 7/15/23 144A	200,000	216
Union Pacific Corp. 3.200%, 6/8/21	565,000	570
United Parcel Service, Inc. 3.900%, 4/1/25	260,000	282
Vulcan Materials Co.
1.341%, (ICE LIBOR USD 3 Month plus 0.600%), 6/15/20	365,000	362
2.230%, (ICE LIBOR USD 3 Month plus 0.650%), 3/1/21	760,000	731

Total		14,227

Real Estate (0.5%)
SBA Tower Trust
2.877%, 7/10/46 144A	155,000	154
3.156%, 10/10/45 144A	635,000	634
3.168%, 4/9/47 144A	555,000	552
3.448%, 3/15/23 144A	415,000	420

Total		1,760

Technology (2.1%)
Apple, Inc. 2.400%, 5/3/23	540,000	562
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 1/15/22	700,000	694
Fiserv, Inc. 2.750%, 7/1/24	800,000	795
Intel Corp. 3.400%, 3/25/25	445,000	481
International Business Machines Corp.
2.500%, 1/27/22	510,000	522
2.850%, 5/13/22	350,000	359
2.875%, 11/9/22	155,000	160
Microchip Technology, Inc. 3.922%, 6/1/21	745,000	726
NXP BV / NXP Funding LLC
3.875%, 9/1/22 144A	310,000	311
4.125%, 6/1/21 144A	400,000	404
4.625%, 6/1/23 144A	525,000	540
Oracle Corp. 2.500%, 4/1/25 ß	1,250,000	1,276
Texas Instruments, Inc. 1.375%, 3/12/25	245,000	243

Total		7,073

Utilities (2.8%)
American Electric Power Co., Inc. 3.650%, 12/1/21	85,000	86
CenterPoint Energy Resources Corp. 4.500%, 1/15/21	295,000	297

Short-Term Bond Portfolio

Corporate Bonds (51.1%)	Shares/ Par +	Value $ (000’s)

Utilities continued
CenterPoint Energy, Inc. 3.600%, 11/1/21	215,000	215
Dominion Energy, Inc. 2.579%, 7/1/20 ß	1,145,000	1,144
Duke Energy Corp. 3.550%, 9/15/21	155,000	157
Edison International
2.125%, 4/15/20	541,000	540
3.125%, 11/15/22	290,000	285
Enel Finance International NV
2.875%, 5/25/22 144A	835,000	808
4.250%, 9/14/23 144A	400,000	409
FirstEnergy Corp. 2.850%, 7/15/22	320,000	312
NextEra Energy Capital Holdings, Inc.
2.163%, (ICE LIBOR USD 3 Month plus 0.550%), 8/28/21	610,000	598
NRG Energy, Inc. 3.750%, 6/15/24 144A	270,000	267
PNM Resources, Inc. 3.250%, 3/9/21	465,000	468
San Diego Gas & Electric Co. 1.914%, 2/1/22	61,430	62
Sempra Energy
2.331%, (ICE LIBOR USD 3 Month plus 0.500%), 1/15/21	495,000	469
2.850%, 11/15/20	785,000	783
2.875%, 10/1/22	265,000	266
Southern California Edison Co. 2.400%, 2/1/22	180,000	175
The Southern Co. 2.350%, 7/1/21	125,000	125
State Grid Overseas Investment 2016, Ltd. 2.250%, 5/4/20 144A	1,030,000	1,030
Vistra Operations Co. LLC 3.550%, 7/15/24 144A ß	1,335,000	1,255

Total		9,751

Total Corporate Bonds (Cost: $178,273)		174,065

Governments (14.3%)

Governments (14.3%)
US Treasury
1.125%, 2/28/22 ß	8,500,000	8,643
1.500%, 9/15/22 ß	2,915,000	3,004
1.750%, 6/15/22 ß	5,245,000	5,421
1.750%, 7/15/22 ß	7,720,000	7,987
2.125%, 5/15/22 ß	5,140,000	5,345
2.250%, 4/15/22 ß	5,120,000	5,329
2.375%, 3/15/22 ß	10,780,000	11,232
2.500%, 2/15/22 ß	1,550,000	1,616

Total		48,577

Total Governments (Cost: $47,277)		48,577

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities (16.1%)
Ally Auto Receivables Trust, Series 2017-2, Class C 2.460%, 9/15/22	70,000	70
Ally Auto Receivables Trust, Series 2017-2, Class D 2.930%, 11/15/23	95,000	95
Ally Master Owner Trust, Series 2018-2, Class A 3.290%, 5/15/23	970,000	980
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C 2.890%, 1/10/22	261,025	261
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D 2.710%, 9/8/22	380,000	366
Americredit Automobile Receivables Trust, Series 2016-4, Class D 2.740%, 12/8/22 ß	1,070,000	1,055
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C 2.710%, 8/18/22	175,000	174
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D 3.130%, 1/18/23	620,000	612
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B 2.240%, 6/19/23	185,000	184
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C 2.690%, 6/19/23	195,000	193
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D 3.820%, 3/18/24	790,000	766
Americredit Automobile Receivables Trust, Series 2018-3, Class A3 3.380%, 7/18/23	760,000	762
AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B 2.130%, 7/18/25	240,000	245
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C 1.590%, 10/20/25	320,000	299
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D 1.800%, 12/18/25	315,000	293
Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I 4.194%, 6/7/49 144A	300,000	273
ARI Fleet Lease Trust, Series 2017-A, Class A2 1.910%, 4/15/26 144A	11,302	11
ARI Fleet Lease Trust, Series 2017-A, Class A3 2.280%, 4/15/26 144A	700,000	696
ARI Fleet Lease Trust, Series 2018-A, Class A2 2.550%, 10/15/26 144A	144,563	144
ARI Fleet Lease Trust, Series 2020-A, Class B 2.060%, 11/15/28 144A	345,000	331

Short-Term Bond Portfolio

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Ascentium Equipment Receivables Trust LLC, Series 2017-1A, Class A3 2.290%, 6/10/21 144A	50,180	50
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A 2.500%, 7/20/21 144A	276,667	276
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A 2.630%, 12/20/21 144A	635,000	629
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A 2.990%, 6/20/22 144A	440,000	430
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A 2.970%, 3/20/24 144A	425,000	398
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B 3.330%, 3/20/24 144A	435,000	420
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class C 4.950%, 3/20/25 144A	195,000	127
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B 3.700%, 3/20/23 144A	120,000	118
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A 3.350%, 9/22/25 144A	340,000	322
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	250,000	220
Babson CLO, Ltd., Series 2017-IA, Class AR
2.619%, (ICE LIBOR USD 3 Month plus 0.800%), 1/20/28 144A	730,000	709
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A 3.500%, (AFC), 1/28/58 144A	515,222	506
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A 3.500%, (AFC), 6/28/57 144A	447,855	438
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A 3.500%, (AFC), 1/28/55 144A	153,173	152
BlueMountain CLO, Series 2015-2, Class A
2.749%, (ICE LIBOR USD 3 Month plus 0.930%), 7/18/27 144A	750,000	734
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280%, 9/26/33 144A	244,275	241
Capital Auto Receivables Asset Trust, Series 2017-1, Class B 2.430%, 5/20/22 144A	70,000	69
Capital Auto Receivables Asset Trust, Series 2017-1, Class C 2.700%, 9/20/22 144A	115,000	114
Capital Auto Receivables Asset Trust, Series 2018-1, Class D 3.700%, 6/20/25 144A	575,000	569
Capital Auto Receivables Asset Trust, Series 2018-2, Class B 3.480%, 10/20/23 144A	180,000	180

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Capital Auto Receivables Asset Trust, Series 2018-2, Class C 3.690%, 12/20/23 144A	225,000	225
Carlyle Global Market Strategies, Series 2015-3A, Class A1R
2.795%, (ICE LIBOR USD 3 Month plus 1.000%), 7/28/28 144A	760,000	739
CarMax Auto Owner Trust, Series 2017-4, Class C 2.700%, 10/16/23	95,000	94
CarMax Auto Owner Trust, Series 2020-1, Class B 2.210%, 9/15/25	430,000	430
CarMax Auto Owner Trust, Series 2020-1, Class C 2.340%, 11/17/25	190,000	189
CCG Receivables Trust, Series 2017-1, Class A2 1.840%, 11/14/23 144A	16,133	16
Cole Park CLO, Ltd., Series 2015-1A, Class AR
2.869%, (ICE LIBOR USD 3 Month plus 1.050%), 10/20/28 144A	760,000	744
Daimler Trucks Retail Trust, Series 2018-1, Class A4 3.030%, 11/15/24 144A	200,000	200
Daimler Trucks Retail Trust, Series 2020-1, Class A4 1.370%, 6/15/27	855,000	864
Drive Auto Receivables Trust 2.360%, 3/16/26	380,000	354
Elara HGV Timeshare Issuer, Series 2017-A, Class A 2.690%, 3/25/30 144A	91,080	89
Elara HGV Timeshare Issuer, Series 2019-A, Class A 2.610%, 1/25/34 144A	221,096	212
Enterprise Fleet Financing LLC, Series 2017- 1, Class A2 2.130%, 7/20/22 144A	2,928	3
Enterprise Fleet Financing LLC, Series 2017- 3, Class A2 2.130%, 5/22/23 144A	179,375	179
Enterprise Fleet Financing LLC, Series 2018- 1, Class A2 2.870%, 10/20/23 144A	151,928	151
Enterprise Fleet Financing LLC, Series 2018- 2, Class A2 3.140%, 2/20/24 144A	258,137	257
Enterprise Fleet Financing LLC, Series 2019- 1, Class A2 2.980%, 10/22/24 144A	245,107	245
Enterprise Fleet Financing LLC, Series 2019- 3, Class A2 2.060%, 5/20/25 144A	365,000	363
Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class B 2.340%, 9/15/22 ß	1,265,000	1,238
GM Financial Automobile Leasing Trust, Series 2017-3, Class C 2.730%, 9/20/21	140,000	140

Short-Term Bond Portfolio

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
GM Financial Automobile Leasing Trust, Series 2018-1, Class C 3.110%, 12/20/21	200,000	200
GM Financial Automobile Leasing Trust, Series 2018-1, Class D 3.370%, 10/20/22	480,000	479
GM Financial Automobile Leasing Trust, Series 2018-2, Class A 3.500%, 4/20/22	220,000	221
GM Financial Automobile Leasing Trust, Series 2019-1, Class C 3.560%, 12/20/22	400,000	403
GM Financial Securitized Term, Series 2017- 3A, Class C 2.520%, 3/16/23 144A	475,000	473
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class C 2.630%, 7/15/22 144A	170,000	168
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A 2.700%, 4/15/24 144A	355,000	354
Golub Capital Partners CLO, Series 2018- 39A, Class A1
2.969%, (ICE LIBOR USD 3 Month plus 1.150%), 10/20/28 144A	440,000	429
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A3 2.600%, 6/15/21 144A	111,405	111
Halcyon Loan Advisors Funding, Ltd., Series 2014-3A, Class B1R
3.060%, (ICE LIBOR USD 3 Month plus 1.700%), 10/22/25 144A	345,000	336
Hardee’s Funding LLC, Series 1A, Class AI 4.250%, 6/21/48 144A	433,697	416
Hilton Grand Vacations Trust, Series 2017- AA, Class A 2.660%, 12/26/28 144A	68,170	67
Hilton Grand Vacations Trust, Series 2017- AA, Class B 2.960%, (EXE), 12/26/28 144A	38,954	38
Huntington Auto Trust, Series 2016-1, Class A4 1.930%, 4/15/22	163,954	163
Hyundai Auto Receivables Trust, Series 2017- A, Class B 2.380%, 4/17/23	150,000	150
Hyundai Auto Receivables Trust, Series 2019- A, Class B 2.940%, 5/15/25	325,000	326
KKR Financial CLO, Ltd., Series 2013, Class A1R
2.643%, (ICE LIBOR USD 3 Month plus 0.800%), 1/16/28 144A	755,000	734
Madison Park Funding, Ltd., Series 2015-18A, Class A1R
3.009%, (ICE LIBOR USD 3 Month plus 1.190%), 10/21/30 144A	690,000	659
Magnetite XVI, Ltd., Series 2015-16A, Class AR
2.619%, (ICE LIBOR USD 3 Month plus 0.800%), 1/18/28 144A	980,000	962

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Mill City Mortgage Loan Trust, Series 2016-1, Class A1 2.500%, (AFC), 4/25/57 144A	46,288	46
Mill City Mortgage Loan Trust, Series 2017-2, Class A1 2.750%, (AFC), 7/25/59 144A	315,930	315
MVW Owner Trust, Series 2015-1A, Class A 2.520%, 12/20/32 144A	119,933	118
MVW Owner Trust, Series 2017-1A, Class A 2.420%, 12/20/34 144A	381,741	371
MVW Owner Trust, Series 2017-1A, Class B 2.750%, 12/20/34 144A	40,183	39
MVW Owner Trust, Series 2017-1A, Class C 2.990%, 12/20/34 144A	44,202	43
Navient Private Education Refi Loan Trust, Series 2019-C, Class A1 2.820%, 2/15/68 144A	373,360	374
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A 2.640%, 5/15/68 144A	700,000	713
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	380,000	384
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A 2.150%, 11/15/68 144A ß	1,205,000	1,181
Navient Student Loan Trust, Series 2018-A, Class A1 2.530%, 2/18/42 144A	52,046	52
Navient Student Loan Trust, Series 2019-2A, Class A1
1.217%, (ICE LIBOR USD 1 Month plus 0.270%), 2/27/68 144A	234,797	233
Navient Student Loan Trust, Series 2019-EA, Class A1 2.390%, 5/15/68 144A	233,343	233
Navient Student Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A ß	1,222,514	1,232
Nelnet Student Loan Trust, Series 2020-1A, Class A
2.390%, (ICE LIBOR USD 1 Month plus 0.740%), 3/26/68 144A	180,000	174
Neuberger Berman CLO, Ltd., Series 2015- 19A, Class A1R2
2.631%, (ICE LIBOR USD 3 Month plus 0.800%), 7/15/27 144A	735,876	713
Neuberger Berman CLO, Ltd., Series 2017- 16SA, Class A
2.681%, (ICE LIBOR USD 3 Month plus 0.850%), 1/15/28 144A	440,000	426
Nissan Master Owner Trust Receivables, Series 2019-B, Class A
1.135%, (ICE LIBOR USD 1 Month plus 0.430%), 11/15/23	785,000	746
OCP CLO, Ltd., Series 2015-10A, Class A1R
2.614%, (ICE LIBOR USD 3 Month plus 0.820%), 10/26/27 144A	546,605	532
OZLM VIII, Ltd., Series 2014-8A, Class A1RR
3.006%, (ICE LIBOR USD 3 Month plus 1.170%), 10/17/29 144A	485,000	461

Short-Term Bond Portfolio

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Planet Fitness Master Issuer L, Series 2018- 1A, Class A2I 4.262%, 9/5/48 144A	551,600	520
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020%, 4/15/22	330,915	331
Santander Drive Auto Receivables Trust, Series 2016-3, Class C 2.460%, 3/15/22	69,961	70
Santander Drive Auto Receivables Trust, Series 2017-1, Class C 2.580%, 5/16/22	13,943	14
Santander Drive Auto Receivables Trust, Series 2018-1, Class C 2.960%, 3/15/24	120,000	119
Santander Drive Auto Receivables Trust, Series 2018-4, Class B 3.270%, 1/17/23	240,032	240
Santander Drive Auto Receivables Trust, Series 2019-1, Class B 3.210%, 9/15/23	180,000	180
Santander Drive Auto Receivables Trust, Series 2019-1, Class C 3.420%, 4/15/25	380,000	377
Santander Drive Auto Receivables Trust, Series 2019-2, Class B 2.790%, 1/16/24	275,000	272
Santander Drive Auto Receivables Trust, Series 2019-3, Class B 2.280%, 9/15/23	490,000	478
Santander Drive Auto Receivables Trust, Series 2019-C, Class B 2.170%, 11/20/23 144A	215,000	211
Santander Drive Auto Receivables Trust, Series 2019-C, Class C 2.390%, 11/20/23 144A	360,000	354
Santander Drive Auto Receivables Trust, Series 2019-C, Class D 2.880%, 6/20/24 144A	425,000	420
Santander Retail Auto Lease Trust, Series 2017-A, Class C 2.960%, 11/21/22 144A	155,000	155
Santander Retail Auto Lease Trust, Series 2019-A, Class A3 2.770%, 6/20/22 144A	395,000	396
Santander Retail Auto Lease Trust, Series 2019-A, Class C 3.300%, 5/22/23 144A	330,000	333
Santander Retail Auto Lease Trust, Series 2019-B, Class C 2.770%, 8/21/23 144A	305,000	263
Santander Retail Auto Lease Trust, Series 2020-A, Class D 2.520%, 11/20/24 144A	320,000	303
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A 2.580%, 9/20/32 144A	92,262	91
Sierra Receivables Funding Co. LLC, Series 2016-3A, Class A 2.430%, 10/20/33 144A	116,790	115

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A 2.910%, 3/20/34 144A	33,138	33
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A 3.080%, 3/21/33 144A	120,189	119
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A 2.330%, 7/20/33 144A	34,400	34
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A 3.200%, 1/20/36 144A	158,060	157
Sierra Timeshare Receivables Funding LLC, Series 2019-2, Class A 2.590%, 5/20/36 144A	548,273	540
Sierra Timeshare Receivables Funding LLC, Series 2019-3, Class A 2.340%, 7/15/38 144A	506,494	464
SLM Student Loan Trust, Series 2007-7, Class A4
2.124%, (ICE LIBOR USD 3 Month plus 0.330%), 1/25/22	192,809	184
SLM Student Loan Trust, Series 2008-1, Class A4
2.444%, (ICE LIBOR USD 3 Month plus 0.650%), 1/25/22	563,184	537
SLM Student Loan Trust, Series 2008-5, Class A4
3.494%, (ICE LIBOR USD 3 Month plus 1.700%), 7/25/23	84,034	79
SLM Student Loan Trust, Series 2008-9, Class A
3.294%, (ICE LIBOR USD 3 Month plus 1.500%), 4/25/23	61,574	61
SMB Private Education Loan Trust, Series 2014-A, Class A3
2.205%, (ICE LIBOR USD 1 Month plus 1.500%), 4/15/32 144A	665,000	664
SMB Private Education Loan Trust, Series 2015-A, Class A2B
1.705%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	108,045	105
SMB Private Education Loan Trust, Series 2016-C, Class A2B
1.805%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	482,856	472
SMB Private Education Loan Trust, Series 2018-B, Class A2A 3.600%, 1/15/37 144A	274,032	271
SMB Private Education Loan Trust, Series 2018-B, Class A2B
1.425%, (ICE LIBOR USD 1 Month plus 0.720%), 1/15/37 144A	655,720	596
Synchrony Card Funding LLC, Series 2018- A1, Class A 3.380%, 9/15/24	810,000	812
Synchrony Card Funding LLC, Series 2019- A2, Class A 2.340%, 6/16/25	840,000	829

Short-Term Bond Portfolio

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Synchrony Credit Card Master Note Trust, Series 2015-4, Class B 2.620%, 9/15/23	305,000	304
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C 2.950%, 5/15/24	522,306	521
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C 3.360%, 3/15/24	445,000	445
Towd Point Mortgage Trust, Series 2015-1, Class A1 3.000%, (AFC), 1/28/58 144A	177,356	178
Towd Point Mortgage Trust, Series 2015-4, Class A1B 2.750%, (AFC), 4/25/55 144A	104,270	104
Towd Point Mortgage Trust, Series 2015-5, Class A1B 2.750%, (AFC), 5/25/55 144A	110,537	110
Towd Point Mortgage Trust, Series 2016-1, Class A1B 2.750%, (AFC), 2/25/55 144A	61,874	62
Towd Point Mortgage Trust, Series 2016-1, Class A3B 3.000%, (AFC), 2/25/55 144A	94,441	94
Towd Point Mortgage Trust, Series 2016-2, Class A1A 2.750%, (AFC), 8/25/55 144A	65,749	65
Towd Point Mortgage Trust, Series 2016-3, Class A1 2.250%, (AFC), 4/25/56 144A	46,291	46
Towd Point Mortgage Trust, Series 2017-1, Class A1 2.750%, (AFC), 10/25/56 144A	271,146	271
Towd Point Mortgage Trust, Series 2017-2, Class A1 2.750%, (AFC), 4/25/57 144A	170,682	167
Towd Point Mortgage Trust, Series 2017-3, Class A1 2.750%, (AFC), 7/25/57 144A	384,392	377
Towd Point Mortgage Trust, Series 2017-4, Class A1 2.750%, (AFC), 6/25/57 144A	206,820	200
Towd Point Mortgage Trust, Series 2017-6, Class A1 2.750%, (AFC), 10/25/57 144A	765,631	766
Towd Point Mortgage Trust, Series 2018-2, Class A1 3.250%, (AFC), 3/25/58 144A	962,696	973
Towd Point Mortgage Trust, Series 2018-5, Class A1A 3.250%, (AFC), 8/25/58 144A	713,032	722
Verizon Owner Trust, Series 2017-1A, Class C 2.650%, 9/20/21 144A	150,000	149
Verizon Owner Trust, Series 2017-3A, Class C 2.530%, 4/20/22 144A	550,000	532
Verizon Owner Trust, Series 2018-1A, Class C 3.200%, 9/20/22 144A	450,000	443

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Volvo Financial Equipment LLC, Series 2018- 1A, Class B 2.910%, 1/17/23 144A	210,000	206
Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A
1.205%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/22 144A	115,000	111
World Omni Auto Receivables Trust, Series 2019-C, Class C 2.400%, 6/15/26	380,000	374
World Omni Auto Receivables Trust, Series 2020-A, Class C 1.640%, 8/17/26	225,000	218
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class B 3.060%, 5/15/23	130,000	128
Total		55,084

Mortgage Securities (17.6%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1 3.628%, (AFC), 3/25/49 144A	351,502	354
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1 4.065%, (AFC), 3/25/49 144A	270,000	254
Atrium Hotel Portfolio Trust, Series 2017- ATRM, Class A
1.635%, (ICE LIBOR USD 1 Month plus 0.930%), 12/15/36 144A	520,000	482
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A
1.555%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	460,000	391
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1 1.957%, 2/15/50	70,054	70
BANK, Series 2017-BNK4, Class A1 2.002%, 5/15/50	273,807	273
BANK, Series 2019-BNK24, Class A1 2.056%, 11/15/62	239,438	239
BX Commercial Mortgage Trust, Series 2020- BXLP, Class C
1.825%, (ICE LIBOR USD 1 Month plus 1.120%), 12/15/36 144A	360,000	324
BX Commercial Mortgage Trust, Series 2020- BXLP, Class D
1.955%, (ICE LIBOR USD 1 Month plus 1.250%), 12/15/36 144A	345,000	307
BX Trust, Series 2018-GW, Class A
1.505%, (ICE LIBOR USD 1 Month plus 0.800%), 5/15/35 144A	715,000	631
CD Commercial Mortgage Trust, Series 2016- CD2, Class A1 1.848%, 11/10/49	321,490	320
CD Commercial Mortgage Trust, Series 2017- CD3, Class A1 1.965%, 2/10/50	64,828	65
CGDB Commercial Mortgage Trust 2019, Series MOB, Class D
2.355%, (ICE LIBOR USD 1 Month plus 1.650%), 11/15/36 144A	660,000	537

Short-Term Bond Portfolio

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Citigroup Mortgage Loan Trust, Series 2019- IMC1, Class A1 2.720%, (AFC), 7/25/49 144A	352,085	339
COLT Funding LLC, Series 2018-3, Class A2 3.763%, (AFC), 10/26/48 144A	116,739	116
COLT Mortgage Loan Trust, Series 2018-2, Class A1 3.470%, (AFC), 7/27/48 144A	335,528	331
COLT Mortgage Loan Trust, Series 2018-2, Class A2 3.542%, (AFC), 7/27/48 144A	122,241	121
COLT Mortgage Loan Trust, Series 2018-4, Class A1 4.006%, (AFC), 12/28/48 144A	183,566	182
COLT Mortgage Loan Trust, Series 2019-2, Class A1 3.337%, (AFC), 5/25/49 144A	216,147	211
COLT Mortgage Loan Trust, Series 2019-3, Class A1 2.764%, (AFC), 8/25/49 144A	533,097	516
COMM Mortgage Trust, Series 2020-CBM, Class D 3.633%, (CSTR), 11/13/39 144A	235,000	184
Commercial Mortgage Pass Through Certificates, Series 2014-CR19, Class D 4.731%, (CSTR), 8/10/47 144A	185,000	155
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class B 4.701%, 3/10/47	255,000	255
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2 3.221%, 10/10/48	605,000	605
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1 1.770%, 2/10/49	6,415	6
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A1 2.111%, 9/10/50	108,027	108
Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M1
1.697%, (ICE LIBOR USD 1 Month plus 0.750%), 9/25/39 144A	276,217	269
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M1
1.747%, (ICE LIBOR USD 1 Month plus 0.800%), 1/25/40 144A	366,130	350
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class C
2.135%, (ICE LIBOR USD 1 Month plus 1.430%), 5/15/36 144A	515,000	469
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D
2.305%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	405,000	360
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718%, 8/15/48	305,000	320
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A1 2.024%, 9/15/50	56,436	56

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
CSAIL Commerical Mortgage Trust, Series 2019-C16, Class A1 2.360%, 6/15/52	264,278	266
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3 3.485%, (CSTR, AFC), 12/26/46 144A	27,217	27
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1 2.577%, (CSTR, AFC), 10/25/47 144A	116,412	116
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A2 2.711%, (CSTR, AFC), 10/25/47 144A	19,402	19
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A3 2.813%, (CSTR, AFC), 10/25/47 144A	19,402	19
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1 2.976%, (AFC), 1/25/58 144A	112,372	111
Deephaven Residential Mortgage Trust, Series 2018-3A, Class A3 3.963%, (AFC), 8/25/58 144A	43,546	43
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A1 3.743%, (AFC), 1/25/59 144A	349,873	341
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A3 3.763%, (AFC), 4/25/59 144A	242,937	236
Deephaven Residential Mortgage Trust, Series 2019-2A, Class M1 3.921%, (AFC), 4/25/59 144A	195,000	184
Deephaven Residential Mortgage Trust, Series 2019-3A, Class A1 2.964%, (AFC), 7/25/59 144A	575,229	549
FDIC Guaranteed Notes Trust, Series 2010- S2, Class 2A 2.570%, 7/29/47 144A	53,655	54
Federal Home Loan Mortgage Corp.
3.000%, 11/1/34	77,876	82
3.500%, 3/1/46	75,355	81
4.500%, 12/1/49	667,110	719
5.500%, 5/1/22	33,719	35
6.000%, 9/1/34	1,929	2
6.000%, 2/1/35	40,178	46
6.000%, 9/1/35	12,696	15
6.000%, 1/1/38	2,402	3
7.000%, 3/1/39	81,289	96
7.500%, 6/1/38	82,543	98
Federal Home Loan Mortgage Corp., Series 2014-DNA3, Class M1
4.947%, (ICE LIBOR USD 1 Month plus 4.000%), 8/25/24	251,869	239
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1
2.147%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/29	67,194	67
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1
2.147%, (ICE LIBOR USD 1 Month plus 1.200%), 10/25/29	296,145	288

Short-Term Bond Portfolio

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M1
2.147%, (ICE LIBOR USD 1 Month plus 1.200%), 8/25/29	2,207	2
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M1
1.747%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/29	30,694	30
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1 3.816%, (CSTR), 5/25/47 144A	54,788	54
Federal Home Loan Mortgage Corp., Series 2017-SPI1, Class M1 3.977%, 9/25/47 144A	15,781	15
Federal Home Loan Mortgage Corp., Series 2018-DNA2, Class M1
1.747%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/30 144A	393,428	387
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M1
1.697%, (ICE LIBOR USD 1 Month plus 0.750%), 10/25/48 144A	197,823	192
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1 3.812%, 5/25/48 144A	93,208	90
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class M1 4.150%, 8/25/48 144A	48,327	47
Federal Home Loan Mortgage Corp., Series 3713, Class PA 2.000%, 2/15/40	246,116	250
Federal Home Loan Mortgage Corp., Series 3718, Class BC 2.000%, 2/15/25	103,264	104
Federal Home Loan Mortgage Corp., Series 4092, Class CL 1.250%, 6/15/27	718,947	719
Federal Home Loan Mortgage Corp., Series DNA3, Class M1
1.697%, (ICE LIBOR USD 1 Month plus 0.750%), 3/25/30	164,729	162
Federal National Mortgage Association
2.500%, 10/1/22	212,480	220
2.500%, 12/1/22	54,753	57
3.000%, 6/1/22	51,479	54
3.000%, 4/1/24	192,934	202
3.000%, 9/1/28	451,943	473
3.000%, 12/1/34	176,771	187
3.000%, 3/1/35	66,576	70
3.500%, 5/1/27	498,937	525
3.500%, 4/1/46	739,742	785
3.500%, 2/1/48	210,810	223
4.000%, 1/1/47	195,440	210
4.000%, 8/1/47	448,901	479
4.000%, 9/1/47	76,238	82
4.000%, 10/1/47	462,457	498
4.000%, 9/1/48	236,441	253
4.000%, 10/1/48	68,247	73
4.000%, 2/1/49	71,763	77
4.000%, 6/1/49	702,362	750
4.000%, 11/1/49	140,340	150

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
4.000%, 12/1/49	56,791	61
4.500%, 5/1/40	111,133	122
4.500%, 9/1/40	105,366	115
4.500%, 5/1/41	181,518	199
4.500%, 8/1/48	364,073	392
4.500%, 9/1/48	118,295	127
4.500%, 10/1/48	563,443	611
4.500%, 11/1/48	172,190	185
4.500%, 12/1/48	937,240	1,008
4.500%, 5/1/49	373,396	402
4.500%, 1/1/50	92,638	100
5.000%, 10/1/33	137,365	152
5.000%, 5/1/48	221,588	239
5.000%, 9/1/48	210,083	227
5.000%, 2/1/49	284,658	307
5.000%, 8/1/49	246,370	266
5.500%, 8/1/37	78,731	89
5.500%, 2/1/38	292,660	331
6.000%, 8/1/22	18,829	20
6.000%, 3/1/34	65,899	75
6.000%, 8/1/34	187,170	215
6.000%, 11/1/34	6,953	8
6.000%, 12/1/34	2,310	3
6.000%, 4/1/35	4,278	5
6.000%, 5/1/38	2,913	3
6.000%, 10/1/40	143,390	165
6.000%, 2/1/49	626,510	721
6.500%, 7/1/32	21,216	24
6.500%, 12/1/32	21,810	25
Federal National Mortgage Association TBA 4.500%, 4/15/50 USD	90,000	97
Federal National Mortgage Association, Series 2011-113, Class AG 2.500%, 11/25/26	136,019	139
Federal National Mortgage Association, Series 2013-74, Class AD 2.000%, 7/25/23	124,741	126
Federal National Mortgage Association, Series 2017, Class 2ED3
2.297%, (ICE LIBOR USD 1 Month plus 1.350%), 9/25/29	300,000	244
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	371,178	395
Federal National Mortgage Association, Series 2017-C02, Class 2M1
2.097%, (ICE LIBOR USD 1 Month plus 1.150%), 9/25/29	9,232	9
Federal National Mortgage Association, Series 2017-C03, Class 1M1
1.897%, (ICE LIBOR USD 1 Month plus 0.950%), 10/25/29	154,916	150
Federal National Mortgage Association, Series 2017-C04, Class 2ED2
2.047%, (ICE LIBOR USD 1 Month plus 1.100%), 11/25/29	765,000	647
Federal National Mortgage Association, Series 2017-C04, Class 2M1
1.797%, (ICE LIBOR USD 1 Month plus 0.850%), 11/25/29	39,532	39

Short-Term Bond Portfolio

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, Series 2017-C05, Class 1ED3
2.147%, (ICE LIBOR USD 1 Month plus 1.200%), 1/25/30	415,082	378
Federal National Mortgage Association, Series 2018-44, Class PC 4.000%, 6/25/44	728,914	754
Federal National Mortgage Association, Series 2018-C01, Class 1ED2
1.797%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/30	700,000	582
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
2.477%, (ICE LIBOR USD 1 Month plus 0.850%), 10/25/30	660,000	509
Federal National Mortgage Association, Series 2018-C03, Class 1M1
1.627%, (ICE LIBOR USD 1 Month plus 0.680%), 10/25/30	107,940	106
Federal National Mortgage Association, Series 2018-C05, Class 1M1
1.667%, (ICE LIBOR USD 1 Month plus 0.720%), 1/25/31	80,440	80
Federal National Mortgage Association, Series R05, Class 1M1
1.697%, (ICE LIBOR USD 1 Month plus 0.750%), 7/25/39 144A	3,019	3
Flagstar Mortgage Trust, Series 2020-1INV, Class A11
1.797%, (ICE LIBOR USD 1 Month plus 0.850%), 3/25/50 144A	349,182	324
FWD Securitization Trust, Series 2020-INV1, Class A-1 2.240%, (AFC), 1/25/50 144A	767,791	753
Galton Funding Mortgage Trust, Series 2018- 1, Class A33 3.500%, (AFC), 11/25/57 144A	218,090	216
Galton Funding Mortgage Trust, Series 2019- 1, Class A32 4.000%, (AFC), 2/25/59 144A	178,526	177
Galton Funding Mortgage Trust, Series 2019- H1, Class M1 3.339%, (AFC), 10/25/59 144A	260,000	219
Galton Funding Mortgage Trust, Series 2020- H1, Class A1 2.310%, (AFC), 1/25/60 144A	330,312	330
Galton Funding Mortgage Trust, Series 2020- H1, Class M1 2.832%, (AFC), 1/25/60 144A	285,000	224
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM 5.513%, (CSTR), 7/10/38	76,676	76
Government National Mortgage Association
3.500%, 12/20/42	7,385	8
3.500%, 9/20/43	105,755	113
4.000%, 8/20/48	18,387	20
4.000%, 8/20/49	58,404	62
4.000%, 11/20/49 b	968,376	1,030
4.500%, 4/21/50 b	1,060,000	1,125
5.000%, 3/20/34	394,619	438
5.000%, 1/20/48	103,667	112

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
5.000%, 2/20/48	582,418	629
5.500%, 6/20/37	90,218	101
5.500%, 9/15/45	274,269	311
5.500%, 3/20/48	69,791	76
5.500%, 12/20/48	63,463	68
5.500%, 2/20/49	779,585	839
Government National Mortgage Association, Series 2018-122, Class FE
1.073%, (ICE LIBOR USD 1 Month plus 0.300%), 9/20/48	108,236	107
Great Wolf Trust, Series 2019-WOLF, Class C
2.338%, (ICE LIBOR USD 1 Month plus 1.633%), 12/15/36 144A	270,000	235
GS Mortgage Securities Trust, Series 2014- EB1A, Class 2A1 2.462%, (CSTR), 7/25/44 144A	27,624	25
GS Mortgage Securities Trust, Series 2016- GS3, Class A1 1.429%, 10/10/49	22,260	22
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1 3.766%, (AFC), 6/25/48 144A	250,189	242
Homeward Opportunities Fund I Trust, Series 2018-1, Class A2 3.897%, (AFC), 6/25/48 144A	202,280	195
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1 3.454%, (AFC), 1/25/59 144A	464,867	447
Homeward Opportunities Fund I Trust, Series 2019-1, Class A3 3.606%, (AFC), 1/25/59 144A	312,125	300
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1 2.675%, (AFC), 11/25/59 144A	455,588	433
InTown Hotel Portfolio Trust, Series 2018- STAY, Class A
1.405%, (ICE LIBOR USD 1 Month plus 0.700%), 1/15/33 144A	115,000	105
InTown Hotel Portfolio Trust, Series 2018- STAY, Class C
1.955%, (ICE LIBOR USD 1 Month plus 1.250%), 1/15/33 144A	100,000	88
JP Morgan Mortgage Trust, Series 2020- INV1, Class A11
2.457%, (ICE LIBOR USD 1 Month plus 0.830%), (AFC), 8/25/50 144A	211,348	204
JP Morgan Mortgage Trust, Series 2020- INV1, Class A15 3.500%, (AFC), 8/25/50 144A	344,450	355
JP Morgan Mortgage Trust, Series 2020- LTV1, Class A4 3.500%, (AFC), 6/25/50 144A	822,912	824
JPMCC Commercial Mortgage Securities Trust, Series 2019-BKWD, Class B
2.055%, (ICE LIBOR USD 1 Month plus 1.350%), 9/15/29 144A	790,000	725
JPMCC Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C
2.305%, (ICE LIBOR USD 1 Month plus 1.600%), 9/15/29 144A	250,000	230

Short-Term Bond Portfolio

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
MetLife Securitization Trust, Series 2017-1A, Class A 3.000%, (AFC), 4/25/55 144A	202,357	200
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS 4.110%, (AFC), 10/15/47	185,000	189
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A1 1.706%, 5/15/48	30,449	30
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1 1.389%, 9/15/49	55,252	55
Morgan Stanley Capital I Trust Series 2019- MEAD, Class D 3.177%, 11/10/36 144A	480,000	406
Morgan Stanley Capital I Trust, Series 2015- MS1, Class A1 1.638%, 5/15/48	29,203	29
New Orleans Hotel Trust 2019, Series HNLA, Class B
1.993%, (ICE LIBOR USD 1 Month plus 1.289%), 4/15/32 144A	790,000	667
New Residential Funding LLC, Series 2018- NQM1, Class A1 3.986%, (AFC), 11/25/48 144A	466,350	464
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1 2.802%, (AFC), 7/25/49 144A	487,338	478
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A3 3.086%, (AFC), 7/25/49 144A	191,604	188
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1 2.710%, (AFC), 11/25/59 144A	536,038	530
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class A1 2.464%, (AFC), 1/26/60 144A	503,333	497
OBX Trust, Series 2019-EXP2, Class 2A1A
1.847%, (ICE LIBOR USD 1 Month plus 0.900%), 7/25/59 144A	275,291	267
OBX Trust, Series 2019-EXP2, Class 2A2
2.147%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/59 144A	476,740	452
OBX Trust, Series 2019-EXP3, Class 2A1
1.847%, (ICE LIBOR USD 1 Month plus 0.900%), (AFC), 10/25/59 144A	581,668	551
OBX Trust, Series 2020-INV1, Class A5 3.500%, (AFC), 12/25/49 144A	232,751	236
Onslow Bay Financial LLC, Series 2020-EXP1, Class 1A8 3.500%, 2/25/60 144A	505,356	492
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A2
1.897%, (ICE LIBOR USD 1 Month plus 0.950%), 2/25/60 144A	145,765	137
RETL, Series 2019-RVP, Class A
1.855%, (ICE LIBOR USD 1 Month plus 1.150%), 3/15/36 144A	49,526	45
Sequoia Mortgage Trust, Series 2018-CH1, Class A11 3.500%, (AFC), 2/25/48 144A	305,791	302

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Sequoia Mortgage Trust, Series 2018-CH2, Class A21 4.000%, (AFC), 6/25/48 144A	211,024	212
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000%, (AFC), 6/25/48 144A	486,762	491
Sequoia Mortgage Trust, Series 2018-CH3, Class A19 4.500%, (AFC), 8/25/48 144A	109,422	110
Sequoia Mortgage Trust, Series 2018-CH4, Class A2 4.000%, (AFC), 10/25/48 144A	169,139	168
SG Residential Mortgage Trust, Series 2019- 3, Class A2 2.877%, (AFC), 9/25/59 144A	429,628	415
Slide, Series 2018-FUN, Class D
2.555%, (ICE LIBOR USD 1 Month plus 1.850%), 6/15/31 144A	369,497	325
STACR Trust, Series 2018-DNA2, Class M2
1.897%, (ICE LIBOR USD 1 Month plus 0.950%), 12/25/30 144A	460,000	404
STACR Trust, Series 2018-DNA3, Class M1
1.697%, (ICE LIBOR USD 1 Month plus 0.750%), 9/25/48 144A	128,527	127
STACR Trust, Series 2018-DNA3, Class M2
1.847%, (ICE LIBOR USD 1 Month plus 0.900%), 9/25/48 144A	340,000	302
STACR Trust, Series 2018-HRP2, Class M2
2.197%, (ICE LIBOR USD 1 Month plus 1.250%), 2/25/47 144A	315,643	299
STACR Trust, Series 2019-HQA4, Class M1
1.717%, (ICE LIBOR USD 1 Month plus 0.770%), 11/25/49 144A	170,885	165
STACR Trust, Series 2020-DNA2, Class M1
1.697%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/50 144A	305,000	290
STACR Trust, Series 2020-HQA1, Class M1
1.697%, (ICE LIBOR USD 1 Month plus 0.750%), 1/25/50 144A	310,000	298
STACR Trust, Series 2020-HQA2, Class M1
1.911%, (ICE LIBOR USD 1 Month plus 1.100%), 3/25/50 144A	805,000	777
Starvest Emerging Markets CBO, Series 2019-IMC1, Class A1 3.468%, (AFC), 4/25/49 144A	245,316	244
Starwood Mortgage Residential Trust, Series 2019-1, Class A1 2.941%, (AFC), 6/25/49 144A	388,380	386
Starwood Mortgage Residential Trust, Series 2019-1, Class A3 3.299%, (AFC), 6/25/49 144A	265,525	264
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1 2.610%, (AFC), 9/27/49 144A	85,307	81
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3 2.916%, (AFC), 9/27/49 144A	187,675	179
Starwood Mortgage Residential Trust, Series 2020-1, Class A2 2.408%, (AFC), 2/25/50 144A	215,301	207

Short-Term Bond Portfolio

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2018-1, Class A1 2.929%, (AFC), 2/25/48 144A	60,278	57
Verus Securitization Trust, Series 2018-2, Class A1 3.677%, (AFC), 6/1/58 144A	309,850	301
Verus Securitization Trust, Series 2018-2, Class A2 3.779%, (AFC), 6/1/58 144A	84,725	82
Verus Securitization Trust, Series 2018-2, Class A3 3.830%, (AFC), 6/1/58 144A	53,256	52
Verus Securitization Trust, Series 2018-3, Class A1 4.108%, (AFC), 10/25/58 144A	411,808	404
Verus Securitization Trust, Series 2019-1, Class A1 3.836%, (AFC), 2/25/59 144A	429,373	417
Verus Securitization Trust, Series 2019-2, Class A1 3.211%, (AFC), 5/25/59 144A	349,087	342
Verus Securitization Trust, Series 2019-4, Class A3 3.000%, (AFC), 11/25/59 144A	300,682	304
Verus Securitization Trust, Series 2019-INV1, Class A1 3.402%, (AFC), 12/25/59 144A	193,617	185
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	658,854	649
Verus Securitization Trust, Series 2019-INV2, Class A2 3.117%, (AFC), 7/25/59 144A	397,058	391
Verus Securitization Trust, Series 2019-INV3, Class A3 3.100%, (AFC), 11/25/59 144A	307,801	298
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A	771,277	740

Structured Products (33.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2020-1, Class A3 2.724%, (AFC), 1/25/60 144A	314,406	302
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2 3.020%, 7/15/58	149,535	150
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1 1.968%, 7/15/50	145,790	145
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A1 1.975%, 9/15/50	103,452	103
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B 4.697%, 4/15/45	385,000	388

Total		59,868

Total Structured Products (Cost: $118,055)		114,952

Short-Term Investments (0.9%)
Commercial Paper (0.8%)
The Boeing Co.
0.000%, 11/4/20	700,000	675
0.000%, 11/16/20	680,000	655
Ford Motor Credit Co. LLC
0.000%, 7/27/20 144A	345,000	337
0.000%, 8/4/20 144A	250,000	243
Syngenta Wilmington, Inc. 0.000%, 6/25/20	845,000	839

Total		2,749

Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320%#	483,031	483

Total		483

Total Short-Term Investments (Cost: $3,273)		3,232

Total Investments (100.0%) (Cost: $346,878)@		340,826

Other Assets, Less Liabilities (0.0%)		53

Net Assets (100.0%)		340,879

Exchange Traded or Centrally Cleared Derivatives Futures

							Unrealized
				Number		Notional	Appreciation/
	Long/		Notional Par	of	Expiration	Value	(Depreciation)	Variation Margin
Issuer	Short	Currency	(000’s)	Contracts	Date	(000’s)	(000’s)	(000’s)
Ten-Year US Treasury Note Future	Short	USD	72,285	52	6/20	$7,212	$(282)	$7
Two-Year US Treasury Note Future	Long	USD	7,212	328	6/20	72,285	1,079	(10)
							$797	$(3)

Short-Term Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX North America	1.000%	12/24	1.173%	1,718	USD	$(13)	$7	$(6)	$5
						$(13)	$7	$(6)	$5

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$5	$7	$12	$–	$(10)	$(10)	$–

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the value of these securities (in thousands) was $112,823 representing 33.1% of the net assets.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2020, the aggregate value of these securities was $1,795 (in thousands), representing 0.5% of net assets.

b

Cash or securities with an aggregate value of $77,535 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2020.

#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $346,865 and the net unrealized depreciation of investments based on that cost was $5,248 which is comprised of $3,974 aggregate gross unrealized appreciation and $9,222 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Corporate Bonds	$—	$174,065	$—
Governments	—	48,577	—
Structured Products	—	114,952	—
Short-Term Investments
Money Market Funds	483	—	—
All Others	—	2,749	—
Other Financial Instruments^
Futures	1,079	—	—
Total Assets:	$1,562	$340,343	$—
Liabilities:
Other Financial Instruments^
Futures	(282)	—	—
Credit Default Swaps	—	(6)	—
Total Liabilities:	$(282)	$(6)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand